SEC. File Nos. XXXXX

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Pre-Effective Amendment No. X
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. X

AMERICAN FUNDS TARGET RETIREMENT SERIES
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200

Catherine L. Heron, Esq.
Senior Vice President, Fund Business Management Group
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Approximate date of proposed public offering: January 15, 2007

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to Section 8(a), shall determine.


 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/

American Funds
Target Date Retirement Series

 PROSPECTUS

 DATE

TABLE OF CONTENTS

 x    Risk/Return summary
 x    Fees and expenses of the fund
 x    Investment objectives, strategies and risks
 x    Management and organization
 x    Purchase, exchange and sale of shares
 x    Sales charges
 x    Sales charge reductions
 x    Rollovers from retirement plans to IRAs
 x    Plans of distribution
 x    Other compensation to dealers
 x    Distributions and taxes

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.



American Funds Target Date Retirement Series, Inc. consists of nine funds, each investing in a combination of American Funds representing various investment objectives. The nine funds are:

American Funds Target Date Retirement Fund 2010
American Funds Target Date Retirement Fund 2015
American Funds Target Date Retirement Fund 2020
American Funds Target Date Retirement Fund 2025
American Funds Target Date Retirement Fund 2030
American Funds Target Date Retirement Fund 2035
American Funds Target Date Retirement Fund 2040
American Funds Target Date Retirement Fund 2045
American Funds Target Date Retirement Fund 2050

                      American Funds Target Date Retirement Series / Prospectus

Risk/Return summary

Each fund in this series is designed for investors who plan to retire in, or close to, the year designated in the fund's name. Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. For example, as each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital. These objectives may be changed without shareholder approval.

Each fund will attempt to achieve its objectives by investing in a mix of
American Funds. The investment objectives of the American Funds include long-term growth primarily through investments in both U.S. and non-U.S. stocks, long-term growth and income primarily through investments in stocks, income and growth through stocks and/or bond investments, long-term growth and current income through investments in stocks and bonds and current income through bond investments. In addition, each fund may also invest in funds in the American
Funds Insurance Series or other funds managed by Capital Research and Management
Company and its affiliates, subject to obtaining any necessary regulatory approvals and notifying shareholders in advance. Capital Research and Management
Company is also the adviser to the funds in the series and may periodically rebalance or modify the asset mix of the funds and change the underlying fund nvestments.

Capital Research and Management Company will manage each fund for approximately
30 years after the fund reaches its target date. Funds that have been managed for 20 years after their respective target dates may be combined, in accordance with applicable law.

For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk a fund may invest too much of an investor's retirement assets in investments designed to ensure capital conservation and current income which may prevent the investor from meeting his or her retirement goals.

Investments in each fund are also subject to the risks of investments in the underlying American Funds. For example, the prices of securities held by the underlying funds may decline in response to certain events including: those directly involving the companies whose securities are owned by the underlying funds, conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to wide price fluctuations.

Investing in bonds involves the risk that their values are affected by changing interest rates, effective maturities and credit ratings. As a result, the value of the underlying funds may be similarly affected.

American Funds Target Date Retirement Series / Prospectus


Investing in stocks and bonds of issuers based outside the United States may involve the risks described above to a greater extent and may also be affected by other issues such as different accounting and legal standards, greater market volatility, differing securities market structures, and various administrative difficulties. These risks may be heightened in connection with investments in developing countries.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN ANY FUND IN THE SERIES. THE LIKELIHOOD OF
LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                      American Funds Target Date Retirement Series / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds. Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which it invests.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A   ALL R SHARE CLASSES
-----------------------------------------------------------------------------

 Maximum initial sales charge on purchases      XX%/*/          none
 (as a percentage of offering price)
-----------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none           none
-----------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none           none
-----------------------------------------------------------------------------
 Redemption or exchange fees                     none           none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                 CLASS         CLASS         CLASS         CLASS          CLASS
                                                 CLASS A          R-1           R-2           R-3           R-4            R-5
------------------------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 TARGET DATE RETIREMENT FUND 2010
------------------------------------------------------------------------------------------------------------------------------------
 Management fees/1/                                none           none          none          none          none           none
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees/2/        XX%            XX%           XX%           XX%           XX%           none
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                      XX             XX            XX            XX            XX            XX%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses/3/                  XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund and underlying funds              XX             XX            XX            XX            XX             XX
 operating expenses
------------------------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 TARGET DATE RETIREMENT FUND 2015
------------------------------------------------------------------------------------------------------------------------------------
 Management fees/1/                                none           none          none          none          none           none
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees/2/        XX%            XX%           XX%           XX%           XX%           none
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                      XX             XX            XX            XX            XX            XX%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses/3/                  XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund and underlying funds              XX             XX            XX            XX            XX             XX
 operating expenses
------------------------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 TARGET DATE RETIREMENT FUND 2020
------------------------------------------------------------------------------------------------------------------------------------
 Management fees/1/                                none           none          none          none          none           none
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees/2/        XX%            XX%           XX%           XX%           XX%           none
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                      XX             XX            XX            XX            XX            XX%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses/3/                  XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund and underlying funds              XX             XX            XX            XX            XX             XX
 operating expenses
------------------------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 TARGET DATE RETIREMENT FUND 2025
------------------------------------------------------------------------------------------------------------------------------------
 Management fees/1/                                none           none          none          none          none           none
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees/2/        XX%            XX%           XX%           XX%           XX%           none
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                      XX             XX            XX            XX            XX            XX%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses/3/                  XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund and underlying funds              XX             XX            XX            XX            XX             XX
 operating expenses
------------------------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 TARGET DATE RETIREMENT FUND 2030
------------------------------------------------------------------------------------------------------------------------------------
 Management fees/1/                                none           none          none          none          none           none
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees/2/        XX%            XX%           XX%           XX%           XX%           none
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                      XX             XX            XX            XX            XX            XX%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses/3/                  XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund and underlying funds              XX             XX            XX            XX            XX             XX
 operating expenses
------------------------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 TARGET DATE RETIREMENT FUND 2035
------------------------------------------------------------------------------------------------------------------------------------
 Management fees/1/                                none           none          none          none          none           none
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees/2/        XX%            XX%           XX%           XX%           XX%           none
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                      XX             XX            XX            XX            XX            XX%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses/3/                  XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund and underlying funds              XX             XX            XX            XX            XX             XX
 operating expenses
------------------------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 TARGET DATE RETIREMENT FUND 2040
------------------------------------------------------------------------------------------------------------------------------------
 Management fees/1/                                none           none          none          none          none           none
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees/2/        XX%            XX%           XX%           XX%           XX%           none
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                      XX             XX            XX            XX            XX            XX%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses/3/                  XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund and underlying funds              XX             XX            XX            XX            XX             XX
 operating expenses
------------------------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 TARGET DATE RETIREMENT FUND 2045
------------------------------------------------------------------------------------------------------------------------------------
 Management fees/1/                                none           none          none          none          none           none
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees/2/        XX%            XX%           XX%           XX%           XX%           none
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                      XX             XX            XX            XX            XX            XX%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses/3/                  XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund and underlying funds              XX             XX            XX            XX            XX             XX
 operating expenses
------------------------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 TARGET DATE RETIREMENT FUND 2050
------------------------------------------------------------------------------------------------------------------------------------
 Management fees/1/                                none           none          none          none          none           none
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees/2/        XX%            XX%           XX%           XX%           XX%           none
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                      XX             XX            XX            XX            XX            XX%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses/3/                  XX             XX            XX            XX            XX             XX
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund and underlying funds              XX             XX            XX            XX            XX             XX
 operating expenses
------------------------------------------------------------------------------------------------------------------------------------

1 The fund's investment adviser is not currently charging a management fee
 (in addition to the fees paid by the underlying funds) although the investment advisory and services agreement authorizes the adviser to be paid a fee up to
 XX%. The investment adviser may begin charging a management fee in consultation with the fund's board, but no management fee will be charged until further review. The fund's investment adviser and board intend to review the management fee as circumstances warrant.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.
3 To the extent such fund invests in underlying American Funds, they will invest in Class R-5 shares. Accordingly, acquired fund fees and expenses are based on the expenses of the Class R-5 shares of such underlying funds.

American Funds Target Date Retirement Series / Prospectus

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                      American Funds Target Date Retirement Series / Prospectus
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American Funds Target Date Retirement Series / Prospectus

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                      American Funds Target Date Retirement Series / Prospectus
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OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the series'
investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
-----------------------------------------------            ENTITIES
                                               --------------------------------

 Class A            XX% of assets or                   XX% of assets or
             $XX per participant position/1/    $XX per participant position/1/
-------------------------------------------------------------------------------
 Class R-1            XX% of assets                      XX% of assets
-------------------------------------------------------------------------------
 Class R-2     XX% of assets plus $XX per                XX% of assets
            participant position/2/ or XX% of
                        assets/3/
-------------------------------------------------------------------------------
 Class R-3     XX% of assets plus $XX per                XX% of assets
            participant position/2/ or XX% of
                        assets/3/
 Class R-4            XX% of assets                      XX% of assets
-------------------------------------------------------------------------------
 Class R-5            XX% of assets                      XX% of assets
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in a fund in the series with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                              1 YEAR   3 YEARS
-------------------------------------------------------------------------------

 AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2010
-------------------------------------------------------------------------------
 Class A/*/                                                    $XX       $XX
-------------------------------------------------------------------------------
 Class R-1                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-2                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-3                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-4                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-5                                                      XX        XX
-------------------------------------------------------------------------------

 AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2015
-------------------------------------------------------------------------------
 Class A/*/                                                    $XX       $XX
-------------------------------------------------------------------------------
 Class R-1                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-2                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-3                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-4                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-5                                                      XX        XX
-------------------------------------------------------------------------------

 AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2020
-------------------------------------------------------------------------------
 Class A/*/                                                    $XX       $XX
-------------------------------------------------------------------------------
 Class R-1                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-2                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-3                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-4                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-5                                                      XX        XX
-------------------------------------------------------------------------------

 AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2025
-------------------------------------------------------------------------------
 Class A/*/                                                    $XX       $XX
-------------------------------------------------------------------------------
 Class R-1                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-2                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-3                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-4                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-5                                                      XX        XX
-------------------------------------------------------------------------------

 AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2030
-------------------------------------------------------------------------------
 Class A/*/                                                    $XX       $XX
-------------------------------------------------------------------------------
 Class R-1                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-2                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-3                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-4                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-5                                                      XX        XX
-------------------------------------------------------------------------------

 AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2035
-------------------------------------------------------------------------------
 Class A/*/                                                    $XX       $XX
-------------------------------------------------------------------------------
 Class R-1                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-2                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-3                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-4                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-5                                                      XX        XX
-------------------------------------------------------------------------------

 AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2040
-------------------------------------------------------------------------------
 Class A/*/                                                    $XX       $XX
-------------------------------------------------------------------------------
 Class R-1                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-2                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-3                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-4                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-5                                                      XX        XX
-------------------------------------------------------------------------------

 AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2045
-------------------------------------------------------------------------------
 Class A/*/                                                    $XX       $XX
-------------------------------------------------------------------------------
 Class R-1                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-2                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-3                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-4                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-5                                                      XX        XX
-------------------------------------------------------------------------------

 AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2050
-------------------------------------------------------------------------------
 Class A/*/                                                    $XX       $XX
-------------------------------------------------------------------------------
 Class R-1                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-2                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-3                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-4                                                      XX        XX
-------------------------------------------------------------------------------
 Class R-5                                                      XX        XX
-------------------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

American Funds Target Date Retirement Series / Prospectus

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                      American Funds Target Date Retirement Series / Prospectus
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                                       10

American Funds Target Date Retirement Series / Prospectus


Investment objectives, strategies and risks

The investment objectives, strategies and risks of each fund are summarized below.

Each fund in this series is designed for investors who plan to retire in, or close to, the year designated in the fund's name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. For example, as each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital. These objectives may be changed without shareholder approval.

Each fund will attempt to achieve its objectives by investing in a mix of
American Funds. The investment objectives of the American Funds include long-term growth primarily through investments in both U.S. and non-U.S. stocks, long-term growth and income primarily through investments in stocks, income and growth through stocks and/or bond investments, long-term growth and current income through investments in stocks and bonds and current income through bond investments. In addition, each fund may also invest in funds in the American
Funds Insurance Series or other funds managed by Capital Research and Management
Company and its affiliates, subject to obtaining any necessary regulatory approvals. Capital Research and Management Company is also the adviser to the funds in the series and may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments.

Capital Research and Management Company will manage each fund for approximately
30 years after the fund reaches its target date. Funds that have been managed for 20 years after their respective target dates may be combined, in accordance with applicable law.

The following chart illustrates the investment strategy of each fund by showing how its asset mix is expected to change over time.

 INVESTMENT STRATEGY CHART

 ----------------------------
 (to be inserted)

The following tables detail each fund's asset strategy as of XX, 2007, as well as the underlying American Funds used to pursue such strategy. The information in the tables shows the target allocations for the funds as of XX, 2007.

    ALLOCATION TABLE

 ------------------------
 (to be inserted)

Each fund may, from time to time, take temporary defensive positions by holding cash, money market instruments, or shares of money market funds in attempting to respond to adverse market, economic, political, or other conditions. As a result of taking these defensive positions, a fund may not achieve its investment objective.

For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time

                                       11

                      American Funds Target Date Retirement Series / Prospectus

when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk a fund may invest too much of an investor's retirement assets in investments designed to ensure capital conservation and current income which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events including: those directly involving the companies whose securities are owned by the underlying funds, conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to wide price fluctuations.

Investing in bonds involves the risk that their values are affected by changing interest rates, effective maturities and credit ratings of these securities. For example, the values of debt securities in an underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or
"call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. As a result, the value of the underlying fund may be similarly affected.

Investing in stocks and bonds of issuers based outside the United States may involve the risks described above to a greater extent and may also be affected by other issues and events such as currency controls, different accounting, auditing, financial reporting and legal standards and practices in some countries, expropriation, changes in tax policy, greater market volatility, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                                       12

American Funds Target Date Retirement Series / Prospectus


UNDERLYING FUND INVESTMENT OBJECTIVES, RISKS AND INVESTMENT RESULTS

The investment objectives, risks and investment results of the underlying funds are summarized below. The following discussion should not be construed as an offer to purchase the underlying funds. For additional information regarding the underlying funds, investors should read the most current prospectus(es) of the underlying funds.

As noted above, to the extent a fund invests in one or more underlying American
Funds, it will invest in Class R-5 shares. However, each fund will offer
Class A, R-1, R-2, R-3, R-4 and R-5 shares. Because the expenses associated with these share classes will approximate the expenses of the comparable share classes for the underlying American Funds, returns for each of these share classes is provided for each American Fund.

GROWTH FUNDS

AMCAP FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above-average, long-term growth. The fund may also invest in non-U.S. securities to a limited extent.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should a have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 5/1/67
 With a maximum sales charge       0.82%    2.09%    10.90%      12.27%
 Without a sales charge            6.98     3.31     11.55       12.45

                                   1 YEAR   LIFETIME/2/
--------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/26/02   6.10%       9.58%
 CLASS R-2 -- FIRST SOLD 5/21/02   6.10        6.36
 CLASS R-3 -- FIRST SOLD 6/4/02    6.60        7.78
 CLASS R-4 -- FIRST SOLD 5/20/02   6.83        6.84
 CLASS R-5 -- FIRST SOLD 5/15/02   7.25        7.08

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       13

                      American Funds Target Date Retirement Series / Prospectus

THE GROWTH FUND OF AMERICA

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 12/1/73
 With a maximum sales charge        7.66%   1.85%    12.66%      15.36%
 Without a sales charge            14.23    3.06     13.33       15.58

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/6/02   13.33%     10.93%
 CLASS R-2 -- FIRST SOLD 5/21/02  13.32       9.36
 CLASS R-3 -- FIRST SOLD 5/21/02  13.87       9.83
 CLASS R-4 -- FIRST SOLD 5/28/02  14.22      10.39
 CLASS R-5 -- FIRST SOLD 5/15/02  14.53      10.08

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for Class A shares are measured from December 1, 1973, when
 Capital Research and Management Company became the fund's investment adviser.
 Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       14

American Funds Target Date Retirement Series / Prospectus


THE NEW ECONOMY FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 12/1/83
 With a maximum sales charge        5.73%   0.17%    8.73%       12.13%
 Without a sales charge            12.17    1.36     9.38        12.43

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/21/02  11.31%     12.01%
 CLASS R-2 -- FIRST SOLD 5/31/02  11.31       8.83
 CLASS R-3 -- FIRST SOLD 6/25/02  11.70      12.89
 CLASS R-4 -- FIRST SOLD 7/25/02  12.14      19.48
 CLASS R-5 -- FIRST SOLD 5/15/02  12.49       8.90

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       15

                      American Funds Target Date Retirement Series / Prospectus

INTERNATIONAL AND GLOBAL GROWTH FUNDS

EUROPACIFIC GROWTH FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks or issuers based outside the
United States. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings will fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad, and currency fluctuations. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 4/16/84
 With a maximum sales charge       14.16%   6.62%    10.28%      13.44%
 Without a sales charge            21.12    7.89     10.93       13.75

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/17/02  20.09%     15.30%
 CLASS R-2 -- FIRST SOLD 5/31/02  20.11      13.78
 CLASS R-3 -- FIRST SOLD 5/21/02  20.73      13.81
 CLASS R-4 -- FIRST SOLD 6/7/02   21.05      15.34
 CLASS R-5 -- FIRST SOLD 5/15/02  21.38      14.56

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       16

American Funds Target Date Retirement Series / Prospectus


NEW PERSPECTIVE FUND

The fund seeks to make your investment grow over time by investing in stocks of companies located around the world. Providing you with future income is a secondary objective.

The fund is designed for investor seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the funds'
portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the funds' portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 3/13/73
 With a maximum sales charge        4.88%   4.76%    11.01%      13.51%
 Without a sales charge            11.28    6.01     11.67       13.72

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/17/02  10.39%     11.77%
 CLASS R-2 -- FIRST SOLD 5/21/02  10.35       9.79
 CLASS R-3 -- FIRST SOLD 6/4/02   10.91      11.26
 CLASS R-4 -- FIRST SOLD 5/28/02  11.24      10.81
 CLASS R-5 -- FIRST SOLD 5/15/02  11.54      10.96

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       17

                      American Funds Target Date Retirement Series / Prospectus

NEW WORLD FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the funds' portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/ or markets, may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
--------------------------------------------------------------------------
                                       1 YEAR    5 YEARS     LIFETIME/2/
--------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 6/17/99
 With a maximum sales charge           15.17%    12.81%         8.91%
 Without a sales charge                22.20     14.15          9.91

                                    1 YEAR   LIFETIME/2/
---------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02    21.18%     17.96%
 CLASS R-2 -- FIRST SOLD 6/7/02     21.24      18.05
 CLASS R-3 -- FIRST SOLD 6/6/02     21.68      18.55
 CLASS R-4 -- FIRST SOLD 10/7/02    22.13      29.01
 CLASS R-5 -- FIRST SOLD 5/15/02    22.49      17.95

1 Only Ckass A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       18

American Funds Target Date Retirement Series / Prospectus


SMALLCAP WORLD FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of companies located around the world with small market capitalizations measured at the time of purchase. The fund's investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. This definition is subject to change.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 4/30/90
 With a maximum sales charge        9.84%   4.57%    8.66%       10.60%
 Without a sales charge            16.53    5.81     9.30        11.02

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/19/02  15.66%     15.36%
 CLASS R-2 -- FIRST SOLD 5/31/02  15.63      13.66
 CLASS R-3 -- FIRST SOLD 6/20/02  16.11      16.10
 CLASS R-4 -- FIRST SOLD 7/24/02  16.55      22.02
 CLASS R-5 -- FIRST SOLD 5/15/02  16.87      13.68

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       19

                      American Funds Target Date Retirement Series / Prospectus

GROWTH-AND-INCOME FUNDS

AMERICAN MUTUAL FUND

The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities of companies that are included on its eligible list. The eligible list is reviewed and approved by the fund's board of directors at the recommendation of Capital Research and Management
Company, the fund's investment adviser. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 2/21/50
 With a maximum sales charge       -1.11%   4.82%    8.80%       12.29%
 Without a sales charge             4.94    6.07     9.45        12.41

                                   1 YEAR   LIFETIME/2/
--------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02   4.00%       6.19%
 CLASS R-2 -- FIRST SOLD 5/31/02   4.01        5.15
 CLASS R-3 -- FIRST SOLD 6/6/02    4.49        6.44
 CLASS R-4 -- FIRST SOLD 6/27/02   4.78        7.74
 CLASS R-5 -- FIRST SOLD 5/15/02   5.15        5.87

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       20

American Funds Target Date Retirement Series / Prospectus


CAPITAL WORLD GROWTH AND INCOME FUND

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 3/26/93
 With a maximum sales charge        8.12%   9.65%    13.04%      13.64%
 Without a sales charge            14.72   10.95     13.72       14.17

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/7/02   13.71%     15.22%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 6/7/02   13.76      15.25
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/6/02   14.27      15.49
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/27/02  14.62      18.19
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  15.00      15.12
-------------------------------------------------------

1 Only Class A shares are sold with a sales charge..
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       21

                      American Funds Target Date Retirement Series / Prospectus

FUNDAMENTAL INVESTORS

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks of large, established companies that offer growth potential at reasonable prices. The fund may also invest significantly in non-U.S. securities.

The fund is designed for investors seeking both capital appreciation and income.
Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                 1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------

 CLASS A/1/ -- FROM 8/1/78
 With a maximum sales charge      5.26%   3.42%    10.55%      13.82%
 Without a sales charge          11.68    4.65     11.21       14.07

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/19/02  10.74%     10.19%
 CLASS R-2 -- FIRST SOLD 5/21/02  10.73       8.44
 CLASS R-3 -- FIRST SOLD 6/4/02   11.26       9.81
 CLASS R-4 -- FIRST SOLD 7/25/02  11.61      17.40
 CLASS R-5 -- FIRST SOLD 5/15/02  11.94       9.31

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for Class A shares are measured from August 1, 1978, when
 Capital Research and Management Company became the fund's investment adviser.
 Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       22

American Funds Target Date Retirement Series / Prospectus


THE INVESTMENT COMPANY OF AMERICA

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks that offer growth and dividend potential.

The fund is designed for investors seeking both capital appreciation and income.
Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

The fund's investments are limited to securities of companies that are included on its eligible list. Changes to the eligible list are reviewed and authorized by the fund's board of directors at the recommendation of Capital Research and
Management Company, the fund's investment adviser.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 1/1/34
 With a maximum sales charge       0.71%    2.65%    10.14%      12.77%
 Without a sales charge            6.87     3.87     10.80       12.87

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/6/02   5.93%       7.04%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02  5.95        5.96
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   6.43        7.15
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/28/02  6.77        6.78
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  7.06        6.89

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       23

                      American Funds Target Date Retirement Series / Prospectus

WASHINGTON MUTUAL INVESTORS FUND

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high-quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds, but who are reluctant to undertake the selection and supervision of individual stocks. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks. The fund has stringent investment standards based upon criteria originally adopted by the United States District
Court for the District of Columbia and in effect for many years for determining eligibility under the Court's Legal List procedure for the investment of trust funds.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 7/31/52
 With a maximum sales charge       -2.42%   3.13%     9.42%      12.59%
 Without a sales charge             3.55    4.36     10.07       12.72

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 5/29/02  2.65%       4.36%
 CLASS R-2 -- FIRST SOLD 5/31/02  2.68        4.45
 CLASS R-3 -- FIRST SOLD 6/4/02   3.19        5.61
 CLASS R-4 -- FIRST SOLD 5/20/02  3.49        4.89
 CLASS R-5 -- FIRST SOLD 5/15/02  3.79        5.13

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       24

American Funds Target Date Retirement Series / Prospectus


EQUITY-INCOME FUNDS

CAPITAL INCOME BUILDER

The fund primarily seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Secondarily, the fund strives to make your investment grow over time. The fund invests primarily in a broad range of income-producing securities, including stocks with a history of, or potential for, increasing dividends. The fund may also invest significantly in non-U.S. securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/

 CLASS A/1/ -- FIRST SOLD 7/30/87
 With a maximum sales charge       -1.09%   8.28%    10.19%      11.05%
 Without a sales charge             4.94    9.57     10.85       11.40

                                  1 YEAR   LIFETIME/2/

 CLASS R-1 -- FIRST SOLD 6/11/02  4.00%       9.33%
 CLASS R-2 -- FIRST SOLD 5/31/02  4.03        8.86
 CLASS R-3 -- FIRST SOLD 6/4/02   4.50        9.55
 CLASS R-4 -- FIRST SOLD 5/20/02  4.83        9.77
 CLASS R-5 -- FIRST SOLD 5/15/02  5.15       10.08

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       25

                      American Funds Target Date Retirement Series / Prospectus

THE INCOME FUND OF AMERICA

The fund seeks to provide you with current income and, secondarily, to make your investment grow. It invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the fund will invest a substantial portion of its assets in equity-type securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provides above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.
Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 12/1/73
 With a maximum sales charge       -2.52%   6.81%    9.00%       12.33%
 Without a sales charge             3.41    8.08     9.65        12.54

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/17/02  2.45%       8.53%
 CLASS R-2 -- FIRST SOLD 5/31/02  2.48        7.60
 CLASS R-3 -- FIRST SOLD 6/4/02   3.01        8.45
 CLASS R-4 -- FIRST SOLD 6/27/02  3.25       10.26
 CLASS R-5 -- FIRST SOLD 5/15/02  3.55        8.60

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for Class A shares are measured from December 1, 1973, when
 Capital Research and Management Company became the fund's investment adviser.
 Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       26

American Funds Target Date Retirement Series / Prospectus


BALANCED FUND

AMERICAN BALANCED FUND

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad.

The prices of and the income generated by securities owned by the fund may be affected be events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                           1 YEAR    5 YEARS     10 YEARS
---------------------------------------------------------------------------

 CLASS A/1/ -- FROM 7/26/75/2/
 With a maximum sales charge               -2.82%     5.69%       9.18%
 Without a sales charge                     3.12      6.94        9.82

                                        1 YEAR   LIFETIME/3/
-------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 5/29/02        2.24%       5.91%
-------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02        2.31        5.86
-------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02         2.83        6.88
-------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02        3.03        8.08
-------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02        3.38        6.77

1 Only Class A shares are sold with a sales charge.
2 July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
3 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       27

                      American Funds Target Date Retirement Series / Prospectus

BOND FUNDS

AMERICAN HIGH-INCOME TRUST

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value.
Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may also be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 2/19/88
 With a maximum sales charge       -0.25%   7.89%    7.03%        8.90%
 Without a sales charge             3.63    8.71     7.44         9.14

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 7/11/02  2.74%      13.26%
 CLASS R-2 -- FIRST SOLD 6/18/02  2.77       10.93
 CLASS R-3 -- FIRST SOLD 6/21/02  3.17       11.84
 CLASS R-4 -- FIRST SOLD 7/19/02  3.56       14.23
 CLASS R-5 -- FIRST SOLD 5/15/02  3.87       10.55

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       28

American Funds Target Date Retirement Series / Prospectus


THE BOND FUND OF AMERICA

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds.

The fund is designed for investors seeking current income, capital preservation over the long term and more price stability than that offered by stocks. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 5/28/74
 With a maximum sales charge       -1.87%   5.79%    5.84%        9.10%
 Without a sales charge             1.94    6.60     6.25         9.23

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02  1.11%       5.84%
 CLASS R-2 -- FIRST SOLD 5/31/02  1.14        5.72
 CLASS R-3 -- FIRST SOLD 6/4/02   1.53        6.10
 CLASS R-4 -- FIRST SOLD 5/20/02  1.91        6.60
 CLASS R-5 -- FIRST SOLD 5/15/02  2.21        6.98

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       29

                      American Funds Target Date Retirement Series / Prospectus

CAPITAL WORLD BOND FUND

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S.
dollar.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the United States or abroad. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected by a greater extent.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single corporate issuer.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
--------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 8/4/87
 With a maximum sales charge      -6.51%   7.91%    5.31%        7.40%
 Without a sales charge           -2.86    8.74     5.72         7.62

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/28/02  -3.67%      9.28%
 CLASS R-2 -- FIRST SOLD 7/9/02   -3.61       9.38
 CLASS R-3 -- FIRST SOLD 7/16/02  -3.29       9.51
 CLASS R-4 -- FIRST SOLD 8/15/02  -2.85      10.72
 CLASS R-5 -- FIRST SOLD 5/15/02  -2.65      11.36

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       30

American Funds Target Date Retirement Series / Prospectus


INTERMEDIATE BOND FUND OF AMERICA

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities primarily with quality ratings of A or better or in unrated securities determined to be of equivalent quality. The fund may invest in debt securities rated Baa/BBB.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

The fund primarily invests in intermediate-term debt securities, including securities guaranteed or sponsored by the U.S. government, mortgage- and asset-backed securities. The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National
Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation
(Freddie Mac).

 AVERAGE ANNUAL TOTAL RETURNS/1/ FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 2/19/88
 With a maximum sales charge       -0.90%   3.50%    4.63%        5.98%
 Without a sales charge             1.62    4.02     4.89         6.13

---------------------------------------------------------------------------

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/13/02  0.85%       2.12%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02  0.89        2.22
 CLASS R-3 -- FIRST SOLD 6/26/02  1.26        2.41
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/27/02  1.63        2.84
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  1.94        3.50

-------------------------------------------------------

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes and do not represent the results of any fund in the series.

                                       31

                      American Funds Target Date Retirement Series / Prospectus

SHORT-TERM BOND FUND OF AMERICA

The fund seeks to provide you with the current income while preserving your investment by maintaining a portfolio having a dollar-weighted average affective maturity no greater than three years and consisting of debt securities primarily with quality ratings of AA or Aa or better or in unrated securities determined to be of equivalent quality. The fund may invest in A-rated debt securities.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

The fund primarily invests in short-term debt securities, including securities guaranteed or sponsored by the U.S. government, mortgage- and asset-backed securities. The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage
Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation
("Freddie Mac").

Short-Term Bond Fund commenced investment operations on November 1, 2006.
Currently, there are no investment results for this fund.

                                       32

American Funds Target Date Retirement Series / Prospectus


U.S. GOVERNMENT SECURITIES FUND

The fund seeks to provide you with a high level of current income as well as to preserve your investment by investing at least 80% of its assets in securities that are issued, guaranteed, or sponsored by the U.S. government. The fund may invest up to 20% of its assets in non-government securities rated AAA or Aaa or in unrated securities determined to be of equivalent quality.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association (Fannie Mae) and
the Federal Home Loan Mortgage Corporation (Freddie Mac).

While the fund invests in the highest quality debt securities, these securities may still be affected by changing interest rates and prepayment risks. It is important to note that neither the fund nor its yield is guaranteed by the U.S.
government.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
 INVESTMENT RESULTS
                                    1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
----------------------------------------------------------------------------

 CLASS A/1/ -- FIRST SOLD 10/17/85
 With a maximum sales charge        -1.54%   3.67%    4.72%        6.67%
 Without a sales charge              2.27    4.46     5.12         6.88

                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/13/02  1.50%       2.83%
 CLASS R-2 -- FIRST SOLD 5/31/02  1.52        2.96
 CLASS R-3 -- FIRST SOLD 6/6/02   1.91        3.37
 CLASS R-4 -- FIRST SOLD 5/28/02  2.29        3.79
 CLASS R-5 -- FIRST SOLD 5/15/02  2.60        4.28

1 Only Class A shares are sold with a sales charge.
2 Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                                       33

                      American Funds Target Date Retirement Series / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the series and the underlying American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333
South Hope Street, Los Angeles, California 90071, and 135 South State College
Boulevard, Brea, California 92821. Capital Research and Management Company
manages the investment portfolio and business affairs of the series. Capital
Research and Management Company is not currently paid a management fee for its services, however, it receives management fees from managing the underlying funds.

EXECUTION OF PORTFOLIO TRANSACTIONS

The funds will not incur any commission expenses relating to purchases or sales of the underlying funds. With respect to other securities, such as cash and cash equivalents, however, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds'
portfolio transactions. However, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS

Portfolio holdings information for each fund is available on the American Funds
Retirement website at AmericanFundsRetirement.com. A link to the funds' complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to its respective page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities
and

                                       34

American Funds Target Date Retirement Series / Prospectus


Exchange Commission. In addition, portfolio holdings information for each underlying fund is available at americanfunds.com.

A description of the series' policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

PORTFOLIO MANAGEMENT FOR THE SERIES

Capital Research and Management Company is the investment adviser to the series.
For each fund in the series, the portfolio counselor selects the underlying funds and the allocation strategy.

The primary individual portfolio counselors for American Funds Target Date
Retirement Series are:

                                      PRIMARY TITLE WITH   PORTFOLIO
                        PORTFOLIO     INVESTMENT ADVISER   COUNSELOR'S
 PORTFOLIO COUNSELOR/   COUNSELOR     (OR AFFILIATE)       ROLE IN
 FUND TITLE             EXPERIENCE    AND INVESTMENT       MANAGEMENT
 (IF APPLICABLE)       IN THIS FUND   EXPERIENCE           OF THE FUND
------------------------------------------------------------------------

------------------------------------------------------------------------
 (to be inserted)
------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of shares in the series and other accounts they manage can be found in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM FOR THE UNDERLYING FUNDS

Capital Research and Management Company uses a system of multiple portfolio counselors in managing assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of an underlying fund's portfolio. Investment decisions are subject to the underlying fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

                                       35

                      American Funds Target Date Retirement Series / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE SERIES' TRANSFER AGENT, ON BEHALF OF THE
SERIES AND AMERICAN FUNDS DISTRIBUTORS, THE SERIES' DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the funds'
shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans.

Retirement plan accounts not eligible to purchase Class R shares may purchase
Class A shares. Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Shares of the series offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The series and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.
Accordingly, purchases, including those that are part of exchange

                                       36

American Funds Target Date Retirement Series / Prospectus


activity, that the series or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

In addition to the series' broad ability to restrict potentially harmful trading as described above, the series' board of directors has also adopted certain policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the series' "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the funds will be precluded from investing in the series (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American
Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that is reasonably designed to achieve the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the series' purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

NOTWITHSTANDING THE SERIES' PURCHASE BLOCKING POLICY, ALL TRANSACTIONS IN FUND
SHARES REMAIN SUBJECT TO THE SERIES' AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO
RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING THE TYPES OF
TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER A PURCHASE
BLOCK UNDER THE POLICY). SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your dealer, financial adviser, American Funds Service Company or in the case of an employer-sponsored retirement plan, your plan administrator or recordkeeper, in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or

                                       37

                      American Funds Target Date Retirement Series / Prospectus

distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

VALUING SHARES

Each fund's net asset value is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are valued each day the New York Stock exchange is open for trading.

                                       38

American Funds Target Date Retirement Series / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                        XX%       XX%            XX%
------------------------------------------------------------------------------
 $25,000 but less than $50,000             XX        XX             XX
------------------------------------------------------------------------------
 $50,000 but less than $100,000            XX        XX             XX
------------------------------------------------------------------------------
 $100,000 but less than $250,000           XX        XX             XX
------------------------------------------------------------------------------
 $250,000 but less than $500,000           XX        XX             XX
------------------------------------------------------------------------------
 $500,000 but less than $750,000           XX        XX             XX
------------------------------------------------------------------------------
 $750,000 but less than $1 million         XX        XX             XX
------------------------------------------------------------------------------
 $1 million or more and certain other    none      none     see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived A share program with the American Funds; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

                                       39

                      American Funds Target Date Retirement Series / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The series may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The series may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       40

American Funds Target Date Retirement Series / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may
 also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of

                                       41

                      American Funds Target Date Retirement Series / Prospectus

 reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,
   Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

                                       42

American Funds Target Date Retirement Series / Prospectus


TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

Plans of distribution

The series has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to XX% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the series, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" for each fund. Since these fees are paid out of the series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) who have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) XX% of the previous year's American Funds sales by that dealer and (b) XX% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than XX% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       43

                      American Funds Target Date Retirement Series / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders annually in
December. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by each fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       44

American Funds Target Date Retirement Series / Prospectus


  [logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
          FOR 24                   americanfunds.com
          -HOUR INFORMATION        AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the series, including the series' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the series, the series' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the series are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, DC 20549. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the series. You may also occasionally receive proxy statements for the series. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

[LOGO - recycled bug]

Printed on recycled paper                        Investment Company File No. XX
RPGEPR-9XX-XXP Litho in USA CGD/X/XX
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust


                AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2010
                AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2015
                AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2020
                AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2025
                AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2030
                AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2035
                AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2040
                AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2045
                AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2050

       EACH A FUND OF AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

                                     Part B
                      Statement of Additional Information

                                      DATE

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Target Date Retirement Series (the
"series") dated DATE. You may obtain a prospectus from your financial adviser or by writing to the series at the following address:

                  American Funds Target Date Retirement Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Certain investment limitations and guidelines . . . . . . . . . . .
Description of certain securities and investment techniques . . . .
Fundamental policies and investment restrictions. . . . . . . . . .
Management of the fund  . . . . . . . . . . . . . . . . . . . . . .
Execution of portfolio transactions . . . . . . . . . . . . . . . .
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .
Sales charge reductions and waivers . . . . . . . . . . . . . . . .
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder account services and privileges . . . . . . . . . . . .
General information . . . . . . . . . . . . . . . . . . . . . . . .
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

               American Funds Target Retirement Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

                        *     *     *     *     *     *

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks" which provides information about the series and the underlying funds.

INVESTING TECHNIQUES RELATING TO THE FUNDS IN THE SERIES -- In addition to its investments in the underlying funds, a portion of each fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity.
Such investments may include: (a) obligations of the U.S. Treasury;
(b) obligations of agencies and instrumentalities of the U.S. government;
(c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d)
repurchase agreements.

Each fund may take temporary defensive measures that are inconsistent with its normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements. There is no limit on the extent to which each fund may take temporary defensive measures. In taking such measures, each fund may fail to achieve its investment objective.

               American Funds Target Retirement Series -- Page 2

INVESTMENT TECHNIQUES RELATING TO THE UNDERLYING FUNDS -- Because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to your fund to the extent it is invested in an underlying fund that engages in such a strategy. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in the fund's prospectus or "Fundamental policies and investment restrictions" of this SAI, or by applicable law, each fund in the series may engage in each of the practices
described below.

The underlying funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

EQUITY SECURITIES -- An underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the underlying fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. The prices of these securities can be adversely affected by the outcome of financial contracts
(such as derivatives) held by third parties relating to various assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect an underlying fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

DEBT SECURITIES -- An underlying fund may invest in debt securities. Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. The prices of these securities can be adversely affected by the outcome of financial contracts (such as derivatives) held by third parties relating to various assets or indices.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- An underlying fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks and some may be subject to redemption at the option of the issuer at a predetermined price. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.

               American Funds Target Retirement Series -- Page 3

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

WARRANTS AND RIGHTS -- An underlying fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- An underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets or financial resources, may be dependent for management on one or a few key persons and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

INVESTING IN PRIVATE COMPANIES -- An underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer an underlying fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the

               American Funds Target Retirement Series -- Page 4

investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. An underlying fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with an underlying fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

     CURRENCY FLUCTUATIONS -- An underlying fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S dollar appreciates against foreign currencies, the value of the underlying fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, an underlying fund may engage in certain currency transactions to hedge against currency fluctuations. See
     "Currency Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While an underlying fund may only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the fund's investment. If this happened, the underlying fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the underlying fund due to foreign shareholders already holding the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no

               American Funds Target Retirement Series -- Page 5

     guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund's investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries.
     These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings of an underlying fund difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the
     "counterparty") through whom the transaction is effected might cause the underlying fund to suffer a loss. An underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

     INVESTOR INFORMATION -- An underlying fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that an underlying fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

     LITIGATION -- An underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against
     non-U.S. resident individuals and companies.

               American Funds Target Retirement Series -- Page 6

     FRAUDULENT SECURITIES -- Securities purchased by an underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- An underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

               American Funds Target Retirement Series -- Page 7

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

               American Funds Target Retirement Series -- Page 8

CURRENCY TRANSACTIONS -- An underlying fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Such underlying fund will not generally attempt to protect against all potential changes in exchange rates. The underlying fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and
Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which an underlying fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- An
underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

An underlying fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.
Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund's aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. An underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.
After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

REPURCHASE AGREEMENTS -- An underlying fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit an underlying fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the underlying fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser.
An underlying fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If

               American Funds Target Retirement Series -- Page 9

bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

An underlying fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. An underlying fund assumes the risk of price and yield fluctuations during the time of the commitment. Such fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

INFLATION-INDEXED BONDS -- An underlying fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall. While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

MATURITY -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of an underlying fund's portfolio accordingly. Keeping in mind the underlying fund's objective, the investment adviser may increase the underlying fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.
Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly, keeping in mind an underlying fund's objectives.

Cash and cash equivalents may be denominated in U.S. dollars, non-U.S.
currencies or multinational currency units.

REINSURANCE RELATED NOTES AND BONDS -- An underlying fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, an underlying fund may lose the entire amount of its investment in such bonds or notes if such an event occurs

               American Funds Target Retirement Series -- Page 10

and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

INVERSE FLOATING RATE NOTES -- An underlying fund may invest to a very limited extent (no more than 1.5% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which an underlying fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings.
The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely an underlying fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

               American Funds Target Retirement Series -- Page 11

The investment adviser attempts to reduce the risks described above through diversification of an underlying fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

DEPOSITARY RECEIPTS - ADRs, in registered form, are designed for use in the U.S.
securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the
European and the U.S. securities markets, and may be dollar denominated.
Depositary receipts represent and may be converted into the underlying foreign security.

OPTIONS ON U.S. TREASURY SECURITIES - An underlying fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call)
option gives the fund as purchaser of the option the right (but not the obligation) to sell (buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call)
option on Treasury securities generally increases (decreases) with an increase
(decrease) in prevailing interest rates. Accordingly, the underlying fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance).
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. An underlying fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, an underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When an underlying fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by an underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the

               American Funds Target Retirement Series -- Page 12

underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. Such underlying fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REAL ESTATE INVESTMENT TRUSTS -- An underlying fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax loans and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

4(2) COMMERCIAL PAPER -- An underlying fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"). 4(2)
commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the
1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund's board of directors.

LOANS OF PORTFOLIO SECURITIES -- An underlying fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. An underlying fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Such underlying fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Such underlying fund will limit its loans of portfolio securities to an aggregate of XX% of the value of its total assets, measured at the time any such loan is made.

RESTRICTED OR ILLIQUID SECURITIES -- An underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from

               American Funds Target Retirement Series -- Page 13

registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the underlying fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the underlying fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. An underlying fund may incur certain additional costs in disposing of illiquid securities.

INVESTMENTS IN REGISTERED OPEN-END INVESTMENT COMPANIES AND UNIT INVESTMENT
TRUSTS -- An underlying fund may not purchase securities of any registered open-end investment company or unit investment trust.

                        *     *     *     *     *     *

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The series has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

Each fund in the series may not:

1.   Act as underwriter of securities issued by other persons.

2.   Borrow money in excess of 33-1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

3.   Buy or sell real estate in the ordinary course of business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

4.   Purchase or deal in commodities or commodity contracts in the ordinary course of its business; provided, however, that this restriction shall not prohibit the fund from purchasing, selling or holding foreign currencies or entering into forward foreign currency contracts.

               American Funds Target Retirement Series -- Page 14

5.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

6.   Purchase securities of any company for the purpose of exercising control or management.

7.   Purchase any securities of any issuer, except the U.S. government (or its instrumentalities) or securities issued by investment companies, if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to
75% of the fund's total assets.

8.   Purchase any securities (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities or securities issued by investment companies) if immediately after and as a result of such purchase 25%
or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

9.   Issue senior securities except as permitted by the 1940 Act, as amended, or any rule thereunder, any SEC or SEC staff interpretation thereof or any exemptions therefrom, which may be granted by the SEC.

               American Funds Target Retirement Series -- Page 15

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

                                                     NUMBER OF
 NAME, AGE AND                                     PORTFOLIOS/3/
 POSITION WITH FUND       PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)  DURING PAST FIVE YEARS    BY DIRECTOR            BY DIRECTOR
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

"INTERESTED" DIRECTOR/5/

                             PRINCIPAL OCCUPATION(S)
                             DURING PAST FIVE YEARS
                                  AND POSITIONS            NUMBER OF
 NAME, AGE AND            HELD WITH AFFILIATED ENTITIES  PORTFOLIOS/3/
 POSITION WITH FUND       OR THE PRINCIPAL UNDERWRITER     OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)           OF THE FUND            BY DIRECTOR            BY DIRECTOR
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 POSITION WITH FUND           AND POSITIONS HELD WITH AFFILIATED ENTITIES
 (YEAR FIRST                   OR THE PRINCIPAL UNDERWRITER OF THE FUND
 ELECTED/2/)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

1 An "independent" director refers to a director who is not an "interested person" within the meaning of the 1940 Act.
2 Directors and officers of the series serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
 Endowments, whose shareholders are limited to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the series' investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).
6 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

               American Funds Target Retirement Series -- Page 16

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 "INTERESTED" DIRECTOR
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.

DIRECTOR COMPENSATION -- No compensation is paid by the series to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The series typically pays each independent director an annual fee of
$XX. If the aggregate annual fees paid to an independent director by all funds advised by the investment adviser is less than $XX, that independent director would be eligible for a $XX alternative fee. This alternative fee is paid by those funds for which the independent director serves as a director on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a director to oversee even one fund. An independent director who is chairman of the board (an "independent chair") also receives an additional annual fee of $XX, (paid in equal portions by the series and the other funds whose boards and committees typically meet jointly with those of the fund). The series pays to its independent chair an attendance fee
(as described below) for each meeting of a committee of the board of directors attended as a non-voting ex-officio member.

In addition, the series generally will pay to independent directors fees of (a)
$XX for each board of directors meeting attended and (b) $XX for each meeting attended as a member of a committee of the board of directors (or $XX for each joint meeting of committees of the boards of American Balanced Fund, Inc.,
Fundamental Investors, Inc., The Growth Fund of America, Inc. and The Income
Fund of America, Inc.).

Independent directors also receive attendance fees of (a) $XX for each director seminar or information session organized by the investment adviser, (b) $XX for each joint audit committee meeting with all other audit committees of funds advised by the investment adviser and (c) $XX for each meeting of the board or committee chairs of other funds advised by the investment adviser. The series and the other funds served by each independent director each pay an equal portion of these attendance fees.

The nominating committee of the board of directors, a committee comprised exclusively of independent directors, reviews director compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the nominating committee considers a number of factors, including operational, regulatory and other developments affecting

               American Funds Target Retirement Series -- Page 17

the complexity of the board's oversight obligations, as well as comparative industry data. (In lieu of meeting attendance fees, members of the proxy committee receive an annual retainer fee of $XX from the series if they serve as a member of four proxy committees, or $XX if they serve as a member of two proxy committees, meeting jointly.)

No pension or retirement benefits are accrued as part of series expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the series. The series also reimburses certain expenses of the independent directors.

As of XX, 2007, the officers and directors of the series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the series.

SERIES ORGANIZATION AND THE BOARD OF DIRECTORS -- The series, an open-end, diversified management investment company, was organized as a Maryland corporation on XX, 2006. Although the board of directors has delegated day-to-day oversight to the investment adviser, all series operations are supervised by its board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a corporation are managed under the direction of the board of directors, and all powers of the corporation are exercised by or under the authority of the board except as reserved to the shareholders by law or the corporation's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the series, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the series.

The series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of directors may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has several different classes of shares, consisting of Class A, R-1,
R-2, R-3, R-4 and R-5 shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the series' rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of each class of the series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

               American Funds Target Retirement Series -- Page 18

The series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the series will hold a meeting at which any member of the board could be removed by a majority vote.

The series' articles of incorporation and by-laws as well as separate indemnification agreements that the series has entered into with independent directors provide in effect that, subject to certain conditions, the series will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the series.
However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Certain directors and officers of the series may also serve in similar positions with some of the underlying funds. Thus, if the interests of one of the funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that fund. The series has been structured to minimize these concerns. However, conceivably, a situation could occur where proper action for one of the funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and Capital Research and Management
Company, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

COMMITTEES OF THE BOARD OF DIRECTORS -- The series has an audit committee comprised of XX, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee provides oversight regarding the series'
accounting and financial reporting policies and practices, its internal controls and the internal controls of the series' principal service providers. The committee acts as a liaison between the series' independent registered public accounting firm and the full board of directors.

The series has a contracts committee comprised of XX, none of whom is an
"interested person" of the series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting
Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the series may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters.

The series has a nominating committee comprised of XX, none of whom is an
"interested person" of the series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the series, addressed to the series' secretary, and must be accompanied by complete biographical and occupational data on the

               American Funds Target Retirement Series -- Page 19

prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.

PROXY VOTING PROCEDURES AND GUIDELINES -- The series and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds, Endowments,
American Funds Insurance Series and American Funds Target Date Retirement
Series. Because the funds within the series will principally invest in the underlying funds, it is unlikely that they will hold voting securities other than shares of the underlying funds. If an underlying fund has a shareholder meeting, the series normally would vote their shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund to avoid any potential for a conflict of interest. Accordingly, although the Guidelines have been adopted by each fund in the series, the following discussion relates principally to proxy voting for the underlying funds.

Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making.
However, they are not exhaustive and do not address all potential issues. The
Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds'
understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the series and each underlying fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180,
(b) on the American Funds website at americanfunds.com and (c) on the SEC's website at sec.gov and/or the American Funds retirement website.

               American Funds Target Retirement Series -- Page 20

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series, American Funds Target Date
Retirement Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American
Funds Service Company at 800/421-0180 or visiting the American Funds website and/or the American Funds retirement website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

INVESTMENT ADVISER -- Capital Research and Management Company, the series'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard,
Brea, CA 92821. It is a wholly owned subsidiary of The Capital Group Companies,
Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of one of more funds in the series and his or her management of other funds and accounts. Potential areas of conflict could involve the mix of fund assets among various American Funds, allocation of investment opportunities and trades among funds and accounts, use of information

               American Funds Target Retirement Series -- Page 21

regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and voting relating to portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, portfolio counselors select the underlying funds and determine the asset mix for each fund. [more to come]

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the funds. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF DATE:

                                     NUMBER
                                    OF OTHER           NUMBER
                                   REGISTERED         OF OTHER          NUMBER
                                   INVESTMENT          POOLED          OF OTHER
                                COMPANIES (RICS)     INVESTMENT        ACCOUNTS
                                      THAT        VEHICLES (PIVS)        THAT
                                   PORTFOLIO            THAT           PORTFOLIO
                                   COUNSELOR         PORTFOLIO         COUNSELOR
                  DOLLAR RANGE      MANAGES          COUNSELOR          MANAGES
                    OF FUND     (ASSETS OF RICS       MANAGES         (ASSETS OF
   PORTFOLIO         SHARES     IN BILLIONS)/2/   (ASSETS OF PIVS   OTHER ACCOUNTS
   COUNSELOR        OWNED/1/                      IN BILLIONS)/3/   IN BILLIONS)/4/
-------------------------------------------------------------------------------------
                                                   <C

--------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the series and the investment adviser will continue in effect until DATE, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the series, and (b) the vote of a majority of directors who are not parties to the

               American Funds Target Retirement Series -- Page 22

Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The Agreement provides that the investment adviser has no liability to the series for its acts or omissions in the performance of its obligations to the series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days'
written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the series' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the series' offices. The series will pay all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes;
expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the series' plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent directors; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

As described in the prospectus, the investment adviser is not currently charging a management fee. However, the investment advisory and services agreement authorizes the adviser to be paid a fee up to XX%. The investment adviser may begin charging a management fee in consultation with the series' board, but no management fee will be charged until further review. The Series' investment adviser and board intend to review the management fee as circumstances warrant.

Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which the fund invests.

The following table provides the effective annual fee rates for each of the underlying funds.

 UNDERLYING AMERICAN FUNDS                           ANNUAL FEE RATE
-----------------------------------------------------------------------------

 AMCAP Fund                                               X.XX%
-----------------------------------------------------------------------------
 The Growth Fund of America                                X.XX
-----------------------------------------------------------------------------
 The New Economy Fund                                      X.XX
-----------------------------------------------------------------------------
 EuroPacific Growth Fund                                   X.XX
-----------------------------------------------------------------------------
 New Perspective Fund                                      X.XX
-----------------------------------------------------------------------------
 New World Fund                                            X.XX
-----------------------------------------------------------------------------
 SMALLCAP World Fund                                       X.XX
-----------------------------------------------------------------------------
 American Mutual Fund                                      X.XX
-----------------------------------------------------------------------------
 Capital World Growth and Income Fund                      X.XX
-----------------------------------------------------------------------------
 Fundamental Investors                                     X.XX
-----------------------------------------------------------------------------
 The Investment Company of America                         X.XX
-----------------------------------------------------------------------------
 Washington Mutual Investors Fund                          X.XX
-----------------------------------------------------------------------------
 Capital Income Builder                                    X.XX
-----------------------------------------------------------------------------
 The Income Fund of America                                X.XX
-----------------------------------------------------------------------------
 American Balanced Fund                                    X.XX
-----------------------------------------------------------------------------
 American High-Income Trust                                X.XX
-----------------------------------------------------------------------------
 The Bond Fund of America                                  X.XX
-----------------------------------------------------------------------------
 Capital World Bond Fund                                   X.XX
-----------------------------------------------------------------------------
 Intermediate Bond Fund of America                         X.XX
-----------------------------------------------------------------------------
 Short-Term Bond Fund of America                           X.XX
-----------------------------------------------------------------------------
 U.S. Government Securities Fund                           X.XX
-----------------------------------------------------------------------------

               American Funds Target Retirement Series -- Page 23

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the series and the investment adviser relating to the series' Class A and R shares will continue in effect until DATE, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the Administrative
Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The series may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of each fund's Class
A and all Class R shares. The investment adviser contracts with third parties, including American Funds Service Company, the series' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1 and R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the series.

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to each fund's Class A and R shares.
Transfer agent fees are paid monthly according to a fee schedule contained in a
Shareholder Services Agreement between the series and American Funds Service
Company. The investment adviser also receives an administrative services fee at the annual rate of up to XX% of the average daily net assets for Class R
(excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than XX% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to XX% of the average daily net assets. This fee is subject to the same uses and limitations described above.

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the series'
shares. The Principal

               American Funds Target Retirement Series -- Page 24

Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135
South State College Boulevard, Brea, CA 92821; 15370 Barranca Parkway, Irvine,
CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the funds' shares. For
Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

The series has adopted plans of distribution (the "Plans") pursuant to rule
12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the series who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement.
Potential benefits of the Plans to the series include quality shareholder services; savings to the series in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of independent directors are committed to the discretion of the independent directors during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the board of directors.

Under the Plans, the series may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made: (a) for Class A shares of each fund, up to .25% of the average daily net assets attributable to Class A shares of such fund; (b) for
Class R-1 shares of each fund, up to 1.00% of the average daily net assets attributable to Class R-1 shares of such fund; (c) for Class R-2 shares of each fund, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (d) for Class R-3 shares of each fund, up to .75% of the average daily net assets attributable to Class R-3 shares; and (e) for Class R-4 shares of each fund, up to .50% of the average daily net assets attributable to Class R-4 shares of such fund. The fund has not adopted a Plan for Class R-5 shares;
accordingly, no 12b-1 fees are paid from Class R-5 share assets.

For Class A shares: (a) up to .25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with
$50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable.

               American Funds Target Retirement Series -- Page 25

For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

OTHER COMPENSATION TO DEALERS -- As of January 2006, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
           Advantage Capital
           AIG Financial Advisors
          FSC
           Royal Alliance
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Genworth Financial Securities Corp.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.:
           Bancnorth Investment Group
           Financial Network
           ING Financial Advisors
           ING Financial Partners
           Multi - Financial
          Primevest
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.

               American Funds Target Retirement Series -- Page 26

     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW
     NatCity Investment, Inc.
     National Planning Holdings Inc.:
          Invest
           Investment Centers of America
           National Planning Corp
           SII Investments
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Group, LLC:
           Associated Securities
           Contemporary Financial
              Mutual Service Corporation
              United Planners
          Waterstone
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The series does not incur any brokerage commissions for purchasing shares in the underlying funds. However, the series may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities for the funds. Portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served

               American Funds Target Retirement Series -- Page 27

by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

The series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the series the largest amount of brokerage commissions by participating, directly or indirectly, in the series'
portfolio transactions during the series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the series' most recent fiscal year;
or (c) one of the 10 broker-dealers that sold the largest amount of securities of the series during the series' most recent fiscal year.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the series' board of directors and compliance will be periodically assessed by the board in connection with reporting from the series' Chief Compliance Officer.
These policies and procedures are similar to those adopted by the underlying funds.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds Retirement website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which require portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. Information regarding the portfolio holdings of the underlying funds will be available on the American Funds website.

Affiliated persons of the series as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the series receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website and/or the American
Funds Retirement website to persons not affiliated with the series (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website and/or the
American Funds Retirement website), such persons may be bound by agreements
(including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related

               American Funds Target Retirement Series -- Page 28

committees of the series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds'
portfolio securities is appropriate and in the best interest of series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website and/or the American Funds Retirement website (other than to certain series service providers for legitimate business and series oversight purposes) helps reduce potential conflicts of interest between series shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the series or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the series after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of each fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., each fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

As noted in the prospectus, the principal assets of the funds consist of investments in the underlying funds. All portfolio securities of the funds are valued, and the net asset values per share for each share class are determined, as indicated below. The funds follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade:

               American Funds Target Retirement Series -- Page 29

1.    Underlying funds are priced based on the net asset value of each fund, calculated as of approximately 4:00 p.m. New York time each day the New York
Stock Exchange is open. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.
The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the underlying fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the underlying fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United

               American Funds Target Retirement Series -- Page 30

States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.
Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets). The series follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which

               American Funds Target Retirement Series -- Page 31

are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan. Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares generally will be reinvested in shares of the fund of the same class.

Distributions of investment company taxable income and net realized capital gains to shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by each fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent each fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". Each fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the

               American Funds Target Retirement Series -- Page 32

     shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to a fund or underlying fund each year, even though the funds will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund or underlying fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund or underlying fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund or underlying fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by each fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

               American Funds Target Retirement Series -- Page 33

                PURCHASES BY EMPLOYER-SPONSORED RETIREMENT PLANS

As noted in the prospectus, participants in an eligible retirement plan should contact their plans' administrator or recordkeeper for information regarding purchases, sales and exchanges.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUAL-TYPE RETIREMENT ACCOUNTS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA 23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

               American Funds Target Retirement Series -- Page 34

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than XX% of the outstanding shares of the fund without the consent of a majority of the fund's board.

PURCHASE MINIMUMS AND MAXIMUMS FOR INDIVIDUAL-TYPE RETIREMENT ACCOUNTS -- All
investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts).

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans or (c) required minimum distribution automatic exchanges.

Certain accounts held on the series' books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the series. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

               American Funds Target Retirement Series -- Page 35

EXCHANGES -- Shares of the series generally may be exchanged into shares of the same class of other funds in the American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.

Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the series' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

               American Funds Target Retirement Series -- Page 36

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

               American Funds Target Retirement Series -- Page 37

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. Purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million.
Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by the series under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment

               American Funds Target Retirement Series -- Page 38

     is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate at that time. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

               American Funds Target Retirement Series -- Page 39

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .   for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments, (American
     Legacy variable annuity contracts and variable life insurance policies).
     Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

               American Funds Target Retirement Series -- Page 40

     An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities).

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded).

CDSC waivers are allowed only in the cases listed here and in the prospectus.

For information regarding the sale of shares, please refer to the prospectus.

               American Funds Target Retirement Series -- Page 41

                                 SELLING SHARES

EMPLOYER-SPONSORED RETIREMENT ACCOUNTS -- Shares of the series may be sold by contacting your plan administrator or recordkeeper.

FOR INDIVIDUAL-TYPE RETIREMENT ACCOUNTS --

     The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds
     Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

     A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the
     National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer
     Agent reserves the right to require a signature guarantee on any redemptions.

     Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

     If you sell Class A shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum per fund) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received.
Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If

               American Funds Target Retirement Series -- Page 42

your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, you may cross-reinvest dividends and capital gains (distributions) into other
American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- You may automatically withdraw Class A shares from any of the funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and

               American Funds Target Retirement Series -- Page 43

increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the series, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the series may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the series by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not available.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by XX, as Custodian.

               American Funds Target Retirement Series -- Page 44

If the funds hold non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of
U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823.  American
Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- XX, XX, serves as the series'
independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the
Securities and Exchange Commission. The selection of the series' independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- XX, XX, serves as counsel for the series and for independent directors in their capacities as such. Counsel does not provide legal services to the series' investment adviser or any of its affiliated companies. A determination with respect to the independence of the series'
"independent legal counsel" will be made at least annually by the independent directors of the series, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The series' fiscal year ends on DATE. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The series' annual financial statements are audited by the independent registered public accounting firm, XX. (In addition, shareholders may also receive proxy statements for each fund.) In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban

               American Funds Target Retirement Series -- Page 45

on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, the NASD Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter is appealing this decision to the NASD's National Adjudicatory Council.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General is appealing the Superior Court's decision to California's Court of Appeal for the Second Appellate District.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the series or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the series is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central
District of California, relating to these matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under
"American Funds regulatory matters."

               American Funds Target Retirement Series -- Page 46

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                    FUND NUMBERS
                          -----------------------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                        CLASS A     R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND
FUNDS
AMCAP Fund  . . . . . .       002       2102    2202    2302    2402     2502
American Balanced Fund        011       2111    2211    2311    2411     2511
American Mutual Fund  .       003       2103    2203    2303    2403     2503
Capital Income Builder        012       2112    2212    2312    2412     2512
Capital World Growth and
Income Fund . . . . . .       033       2133    2233    2333    2433     2533
EuroPacific Growth Fund       016       2116    2216    2316    2416     2516
Fundamental Investors .       010       2110    2210    2310    2410     2510
The Growth Fund of
America . . . . . . . .       005       2105    2205    2305    2405     2505
The Income Fund of
America . . . . . . . .       006       2106    2206    2306    2406     2506
The Investment Company
of America  . . . . . .       004       2104    2204    2304    2404     2504
The New Economy Fund  .       014       2114    2214    2314    2414     2514
New Perspective Fund  .       007       2107    2207    2307    2407     2507
New World Fund  . . . .       036       2136    2236    2336    2436     2536
SMALLCAP World Fund . .       035       2135    2235    2335    2435     2535
Washington Mutual
Investors Fund  . . . .       001       2101    2201    2301    2401     2501
BOND FUNDS
American High-Income
Municipal Bond Fund . .       040        N/A     N/A     N/A     N/A     2540
American High-Income
Trust . . . . . . . . .       021       2121    2221    2321    2421     2521
The Bond Fund of America      008       2108    2208    2308    2408     2508
Capital World Bond Fund       031       2131    2231    2331    2431     2531
Intermediate Bond Fund
of America  . . . . . .       023       2123    2223    2323    2423     2523
Limited Term Tax-Exempt
Bond Fund of America  .       043        N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of
America . . . . . . . .       048       2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund
of America  . . . . . .       019        N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of
California* . . . . . .       020        N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of
Maryland* . . . . . . .       024        N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of
Virginia* . . . . . . .       025        N/A     N/A     N/A     N/A     2525
U.S. Government
Securities Fund . . . .       022       2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management
Trust of America  . . .       009       2109    2209    2309    2409     2509
The Tax-Exempt Money
Fund of America               039        N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money
Fund of America . . . .       049       2149    2249    2349    2449     2549
AMERICAN FUNDS TARGET DATE RETIREMENT
SERIES
American Funds Target
Date Retirement Fund
2010  . . . . . . . . .        XX         XX      XX      XX      XX       XX
American Funds Target
Date Retirement Fund
2015  . . . . . . . . .        XX         XX      XX      XX      XX       XX
American Funds Target
Date Retirement Fund
2020  . . . . . . . . .        XX         XX      XX      XX      XX       XX
American Funds Target
Date Retirement Fund
2025  . . . . . . . . .        XX         XX      XX      XX      XX       XX
American Funds Target
Date Retirement Fund
2030  . . . . . . . . .        XX         XX      XX      XX      XX       XX
American Funds Target
Date Retirement Fund
2035  . . . . . . . . .        XX         XX      XX      XX      XX       XX
American Funds Target
Date Retirement Fund
2040  . . . . . . . . .        XX         XX      XX      XX      XX       XX
American Funds Target
Date Retirement Fund
2045  . . . . . . . . .        XX         XX      XX      XX      XX       XX
American Funds Target
Date Retirement Fund
2050  . . . . . . . . .        XX         XX      XX      XX      XX       XX
___________
*Qualified for sale only in certain
jurisdictions.. . . . .

               American Funds Target Retirement Series -- Page 47

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               American Funds Target Retirement Series -- Page 48

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

               American Funds Target Retirement Series -- Page 49

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

               American Funds Target Retirement Series -- Page 50

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH
LONG-TERM CREDIT RATINGS

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments.
This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.
..    For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains.
     Financial commitments are currently

               American Funds Target Retirement Series -- Page 51

     being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
..    For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC
..    For issuers and performing obligations, default is a real possibility.
     Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
..    For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.
     Differences in credit quality may be denoted by plus/minus distinctions.
     Such obligations typically would possess a Recovery Rating of 'R2'
     (superior), or 'R3' (good) or 'R4' (average).

CC
..    For issuers and performing obligations, default of some kind appears probable.
..    For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

C
..    For issuers and performing obligations, default is imminent.
..    For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as the following:

     The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the
     'AAA' Long-term rating category, to categories below 'CCC', or to
     Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

               American Funds Target Retirement Series -- Page 52

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

               American Funds Target Retirement Series -- Page 53

American Funds Target Date Retirement Series, Inc.

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. ______ and 1933 Act. No. ______)

(a)	Articles of Incorporation

(b)	By-laws of Registrant

(c)	Share Certificate - none

(d)	Form of Investment Advisory and Service Agreement between the Registrant and Capital Research and Management Company - to be provided by amendment

(e-1)	Form of Principal Underwriting Agreement and Selling Group Agreements - to be provided by amendment

(e-2)	Form of Institutional Selling Group Agreement - to be provided by amendment

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan - to be provided by amendment

(g-1)	Form of Global Custody Agreement - to be provided by amendment

(g-2)	Form of Custodial Supplemental Agreement - to be provided by amendment

(h-1)	Other material contracts - Form of Administrative Services Agreement - to be provided by amendment

(h-2)	Shareholder Services Agreement - to be provided by amendment

(h-3)	Form of Indemnification Agreement - to be provided by amendment

(i)	Legal opinion - to be provided by amendment

(j)	Consent of Independent Registered Public Accounting Firm - to be provided by amendment

(k)	Omitted financial statements - none

(l)	Initial capital agreements - none

(m)	Forms of Plans of Distribution - to be provided by amendment

(n)	Form of Multiple Class Plan - to be provided by amendment

(o)	Reserved

(p)	Code of Ethics for The Capital Group Companies - to be provided by amendment

Item 24. Persons Controlled by or Under Common Control with the Fund

None

Item 25. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article X of the Registrant's Articles of Incorporation and Article XII of the Registrant’s By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940 as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None

Item 27. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., Short-Term Bond Fund of America, The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
	David L. Abzug P.O. Box 2248 Agoura Hills, CA 91376	Vice President	None
	William C. Anderson 7780 Boylston Court Dublin, OH 43016	Regional Vice President	None
	Robert B. Aprison 2983 Bryn Wood Drive Madison, WI 53711	Senior Vice President	None
	T. Patrick Bardsley 36 East Woodward Blvd. Tulsa, OK 74114	Regional Vice President	None
	Shakeel A. Barkat 982 Wayson Way Davidsonville, MD 21035	Regional Vice President	None
	Steven L. Barnes 7490 Clubhouse Road Suite 100 Boulder, CO 80301	Senior Vice President	None
	Thomas M. Bartow 20 Cerchio Alto Henderson, NV 89011	Vice President	None
B	Carl R. Bauer	Vice President	None
	Michelle A. Bergeron 4160 Gateswalk Drive Smyrna, GA 30080	Senior Vice President	None
	J. Walter Best, Jr. 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027	Vice President	None
	John A. Blanchard 576 Somerset Lane Northfield, IL 60093	Senior Vice President	None
	Ian B. Bodell 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027	Senior Vice President	None
	Jonathan W. Botts 2231 Garden View Lane Weddington, NC 28104	Regional Vice President	None
	Bill Brady 646 Somerset Drive Indianapolis, IN 46260	Regional Vice President	None
	Mick L. Brethower 510 Cimmaron Hills Trail W. Georgetown, TX 78628	Senior Vice President	None
	C. Alan Brown 7424 Somerset Avenue St. Louis, MO 63105	Vice President	None
L	Sheryl M. Burford	Assistant Vice President	None
B	J. Peter Burns	Vice President	None
	Steven Calabria 161 Bay Avenue Huntington Bay, NY 11743	Regional Vice President	None
S	Kathleen D. Campbell	Assistant Vice President	None
	Matthew C. Carlisle 100 Oakmont Lane, #409 Belleair, FL 33756	Vice President	None
	Damian F. Carroll 40 Ten Acre Road New Britain, CT 06052	Vice President	None
	James D. Carter 560 Valley Hill Lane Knoxville, TN 37922	Regional Vice President	None
	Brian C. Casey 8002 Greentree Road Bethesda, MD 20817	Senior Vice President	None
	Victor C. Cassato 999 Green Oaks Drive Greenwood Village, CO 80121	Senior Vice President	None
	Christopher J. Cassin 120 E. Ogden Ave., Suite 106 Hinsdale, IL 60521	Senior Vice President	None
L	Denise M. Cassin	Director, Senior Vice President	None
L	David D. Charlton	Director, Senior Vice President	None
	Thomas M. Charon 262 Mulberry Drive Delafield, WI 53018	Regional Vice President	None
L	Wellington Choi	Assistant Vice President	None
	Paul A. Cieslik 90 Northington Drive Avon, CT 06001	Regional Vice President	None
L	Larry P. Clemmensen	Director	None
L	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None
H	Cheri Coleman	Vice President	None
	Ruth M. Collier 106 Central Park South, #10K New York, NY 10019	Senior Vice President	None
S	David Coolbaugh	Vice President	None
	Carlo O. Cordasco 4036 Ambassador Circle Williamsburg, VA 23188	Regional Vice President	None
B	Josie Cortez	Assistant Vice President	None
	Charles H. Cote 305 Edgeworth Lane Sewickley, PA 15143	Regional Vice President	None
	Thomas E. Cournoyer 2333 Granada Blvd. Coral Gables, FL 33134	Vice President	None
L	Michael D. Cravotta	Assistant Vice President	None
	Joseph G. Cronin 1281 Fiore Drive Lake Forest, IL 60045	Vice President	None
	William F. Daugherty 1213 Redwood Hills Circle Carlisle, PA 17015	Vice President	None
	Guy E. Decker 2990 Topaz Lane Carmel, IN 46032	Vice President	None
	Daniel J. Delianedis Edina Executive Plaza 5200 Willson Road, Suite 150 Edina, MN 55424	Senior Vice President	None
L	James W. DeLouise	Assistant Vice President	None
	James A. DePerno, Jr. 1 Nehercrest Lane Orchard Park, NY 14127	Vice President	None
L	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
	Lori A. Deuberry 130 Aurora Street Hudson, OH 44236	Regional Vice President	None
L	Dianne M. Dexter	Assistant Vice President	None
	Thomas J. Dickson 108 Wilmington Court Southlake, TX 76092	Vice President	None
	Michael A. DiLella 22 Turner’s Lake Drive Mahwah, NJ 07430	Senior Vice President	None
	G. Michael Dill 505 E. Main Street Jenks, OK 74037	Senior Vice President	None
N	Dean M. Dolan	Vice President	None
L	Hedy B. Donahue	Assistant Vice President	None
L	Michael J. Downer	Director	None
	Craig A. Duglin 4170 Vanetta Drive Studio City, CA 91604	Regional Vice President	None
	Michael J. Dullaghan 5040 Plantation Grove Lane Roanoke, VA 24012	Regional Vice President	None
I	Lloyd G. Edwards	Senior Vice President	None
	Timothy L. Ellis 1700 Lelia Drive, Suite 105 Jackson, MS 39216	Senior Vice President	None
	Kristopher A. Feldmeyer 787 Jackson Road Greenwood, IN 46142	Regional Vice President	None
L	Lorna Fitzgerald	Vice President	None
	William F. Flannery 29 Overlook Road Hopkinton, MA 01748	Regional Vice President	None
	John R. Fodor 15 Latisquama Road Southborough, MA 01772	Senior Vice President	None
L	Charles L. Freadhoff	Vice President	None
	Daniel B. Frick 845 Western Avenue Glen Ellyn, IL 60137	Vice President	None
L	Linda S. Gardner	Vice President	None
	Keith R. George 3835 East Turtle Hatch Road Springfield, MO 65809	Regional Vice President	None
L	J. Christopher Gies	Senior Vice President	None
B	Lori A. Giacomini	Assistant Vice President	None
L	David M. Givner	Secretary	None
B	Evelyn K. Glassford	Vice President	None
	Jack E. Goldin 3424 Belmont Terrace Davie, FL 33328	Regional Vice President	None
L	Earl C. Gottschalk	Vice President	None
	Jeffrey J. Greiner 8250-A Estates Parkway Plain City, OH 43064	Senior Vice President	None
	Eric M. Grey 601 Fisher Road N. Dartmouth, MA 02747	Regional Vice President	None
B	Mariellen Hamann	Vice President	None
	Derek S. Hansen 13033 Ridgedale Drive, #147 Minnetonka, MN 55305	Vice President	None
	David E. Harper 5400 Russell Cave Road Lexington, KY 40511	Senior Vice President	None
	Calvin L. Harrelson, III 2048 Kings Manor Drive Weddington, NC 28104	Regional Vice President	None
	Robert J. Hartig, Jr. 13563 Marjac Way McCordsville, IN 46055	Vice President	None
L	Linda M. Hines	Vice President	None
	Steven J. Hipsley 44 Tyler Drive Saratoga Springs, NY 12866	Regional Vice President	None
L	Russell K. Holliday	Vice President	None
	Heidi Horwitz 5 Christopher Hill Road Weston, CT 06883	Regional Vice President	None
L	Kevin B. Hughes	Vice President	None
	Ronald R. Hulsey 6202 Llano Dallas, TX 75214	Senior Vice President	None
	Marc Ialeggio 13 Prince Royal Passage Corte Madera, CA 94925	Regional Vice President	None
	Robert S. Irish 1225 Vista Del Mar Drive Delray Beach, FL 33483	Senior Vice President	None
L	Linda Johnson	Assistant Vice President	None
G1	Joanna F. Jonsson	Director	None
B	Damien M. Jordan	Senior Vice President	None
L	Marc J. Kaplan	Assistant Vice President	None
	John P. Keating 1576 Sandy Springs Dr. Orange Park, FL 32003	Vice President	None
	Brian G. Kelly 76 Daybreak Road Southport, CT 06890	Regional Vice President	None
	Andrew J. Kilbride 3080 Tuscany Court Ann Arbor, MI 48103	Regional Vice President	None
N	Dorothy Klock	Vice President	None
	Dianne L. Koske 6 Black Oak Court Poquoson, VA 23662	Assistant Vice President	None
B	Elizabeth K. Koster	Vice President	None
	Christopher F. Lanzafame 19365 Lovall Valley Court Sonoma, CA 95476	Regional Vice President	None
	Patricia D. Lathrop 822 Monterey Blvd., NE St. Petersburg, FL 33704	Regional Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
	T. Blake Liberty 5506 East Mineral Lane Littleton, CO 80122	Vice President	None
	Mark J. Lien 1103 Tulip Tree Lane West Des Moines, IA 50266	Vice President	None
L	Lorin E. Liesy	Vice President	None
I	Kelle Lindenberg	Assistant Vice President	None
	Louis K. Linquata 5214 Cass Street Omaha, NE 68132	Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
	Nathan G. Mains 7711 S. Columbine Street Centennial, CO 80122	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President	None
	Steven M. Markel 5241 South Race Street Greenwood Village, CO 80121	Senior Vice President	None
L	Paul R. Mayeda	Assistant Vice President	None
L	Eleanor P. Maynard	Vice President	None
L	Christopher McCarthy	Vice President	None
	James R. McCrary 28812 Crestridge Rancho Palos Verdes, CA 90275	Vice President	None
L	Will McKenna	Vice President	None
S	John V. McLaughlin	Senior Vice President	None
	Terry W. McNabb 2002 Barrett Station Road St. Louis, MO 63131	Senior Vice President	None
L	Katharine McRoskey	Assistant Vice President	None
	Scott M. Meade 41 South Road Rye Beach, NH 03871	Vice President	None
	Charles L. Mitsakos 3017 11th Avenue West Seattle, WA 98119	Regional Vice President	None
	Monty L. Moncrief 55 Chandler Creek Court The Woodlands, TX 77381	Regional Vice President	None
	David H. Morrison 7021 North Stratton Court Peoria, IL 61615	Regional Vice President	None
	Andrew J. Moscardini 832 Coldwater Creek Circle Niceville, FL 32578	Regional Vice President	None
	William E. Noe 3600 Knollwood Road Nashville, TN 37215	Senior Vice President	None
L	Heidi J. Novaes	Vice President	None
	Eric P. Olson 27 Main Street, Suite 200 Topsfield, MA 01983	Senior Vice President	None
	Jeffrey A. Olson 2708 88th St. Court, NW Gig Harbor, WA 98332	Regional Vice President	None
	Thomas A. O’Neil 4 Hillcrest Avenue Eastborough, KS 67208	Regional Vice President	None
	Michael W. Pak 13929 SE 92nd Street Newcastle, WA 98059	Regional Vice President	None
	W. Burke Patterson, Jr. 1643 Richland Avenue Baton Rouge, LA 70808	Regional Vice President	None
	Gary A. Peace 291 Kaanapali Drive Napa, CA 94558	Vice President	None
	Samuel W. Perry 4340 East Indian School Road Suite 21 Phoenix, AZ 85018	Regional Vice President	None
	Raleigh G. Peters 1439 Byrd Drive Berwyn, PA 19312	Regional Vice President	None
	David K. Petzke 4016 Saint Lucia Street Boulder, CO 80301	Vice President	None
	Fredric Phillips 175 Highland Avenue, 4th Floor Needham, MA 02494	Senior Vice President	None
	John Pinto 226 Country Club Drive Lansdale, PA 19446	Regional Vice President	None
	Carl S. Platou 7455 80th Place, S.E. Mercer Island, WA 98040	Senior Vice President	None
	Charles R. Porcher One Glenlake Pkwy., Suite 700 Atlanta, GA 30328	Regional Vice President	None
S	Richard P. Prior	Vice President	None
	Mike Quinn 1035 Vintage Club Drive Duluth, GA 30097	Regional Vice President	None
	John W. Rankin 1725 Centennial Club Drive Conway, AR 72034	Regional Vice President	None
	Jennifer D. Rasner 11940 Baypoint Drive Burnsville, MN 55337	Regional Vice President	None
	James P. Rayburn 3108 Roxbury Road Homewood, AL 35209	Regional Vice President	None
	Mark S. Reischmann 4125 Hermitage Drive Colorado Springs, CO 80906	Regional Vice President	None
	Steven J. Reitman 212 The Lane Hinsdale, IL 60521	Senior Vice President	None
	Brian A. Roberts 209-A 60th Street Virginia Beach, VA 23451	Vice President	None
	Jeffrey Robinson 7 Waterville Lane Shrewsbury, MA 01545	Regional Vice President	None
L	James F. Rothenberg	Director	None
	Romolo D. Rottura 233 Glenhaven Court Swedesboro, NJ 08085	Vice President	None
	Douglas F. Rowe 414 Logan Ranch Road Georgetown, TX 78628	Vice President	None
	William M. Ryan 1408 Cortland Drive Manasquan, NJ 08736	Regional Vice President	None
L	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
	Richard A. Sabec, Jr. 6868 Meadow Glen Drive Westerville, OH 43082	Regional Vice President	None
	Richard R. Samson 4604 Glencoe Avenue, #4 Marina del Rey, CA 90292	Senior Vice President	None
	Paul V. Santoro 28 State Street, Suite 1100 Boston, MA 02109	Vice President	None
H	Diane Sawyer	Senior Vice President	None
	Joseph D. Scarpitti 31465 St. Andrews Westlake, OH 44145	Senior Vice President	None
	Shane D. Schofield 201 McIver Street Greenville, SC 29601	Vice President	None
	Mark A. Seaman 645 Baltimore Annapolis Blvd Suite 220 Severna Park, MD 21146	Vice President	None
S	Sherrie L. Senft	Vice President	None
	James J. Sewell III 415 East Holyoke Place Claremont, CA 91711	Regional Vice President	None
	Arthur M. Sgroi 76 Fields End Drive Glenmont, NY 12077	Regional Vice President	None
L	R. Michael Shanahan	Director	None
L	Michael J. Sheldon	Vice President	None
	Frederic J. Shipp 1352 Sanjo Farms Drive Chesapeake, VA 23320	Regional Vice President	None
	Daniel S. Shore 3734 North Greenview Avenue Chicago, IL 60613	Vice President	None
	Brad Short 1601 Seal Way Seal Beach, CA 90740	Vice President	None
	David W. Short 1000 RIDC Plaza, Suite 212 Pittsburgh, PA 15238	Chairman of the Board and Co-Chief Executive Officer	None
	Nathan W. Simmons 496 Dogwood Trail Quincy, FL 32352	Regional Vice President	None
	William P. Simon, Jr. 237 Lancaster Avenue, Suite 207 Devon, PA 19333	Director, Senior Vice President	None
L	Connie F. Sjursen	Vice President	None
	Jerry L. Slater 1820 38th Ave. E Seattle, WA 98112	Senior Vice President	None
LW	John H. Smet	Director	None
	Rodney G. Smith 15851 Dallas Parkway, Suite 500 Addison, TX 75001-6016	Senior Vice President	None
	J. Eric Snively 2548 Violet Street Glenview, IL 60025	Regional Vice President	None
	Anthony L. Soave 3780 Foxglove Court NE Grand Rapids, MI 49525	Vice President	None
L	Therese L. Soullier	Vice President	None
	Nicholas D. Spadaccini 855 Markley Woods Way Cincinnati, OH 45230	Senior Vice President	None
L	Kristen J. Spazafumo	Vice President	None
	Mark D. Steburg 12508 160th Avenue Southeast Renton, WA 98059	Regional Vice President	None
	Michael P. Stern 213 Aptos Place Danville, CA 94526	Regional Vice President	None
	Brad Stillwagon 2438 Broadmeade Road Louisville, KY 40205	Vice President	None
	Thomas A. Stout 1004 Ditchley Road Virginia Beach, VA 23451	Vice President	None
	Craig R. Strauser 175 Berwick Lake Oswego, OR 97034	Senior Vice President	None
L	Libby J. Syth	Vice President	None
L	Drew W. Taylor	Assistant Vice President	None
L	Larry I. Thatt	Assistant Vice President	None
	Gary J. Thoma 401 Desnoyer Kaukauna, WI 54130	Regional Vice President	None
	Cynthia M. Thompson 4 Franklin Way Ladera Ranch, CA 92694	Regional Vice President	None
	David Tippets 15 Player Green Place The Woodlands, TX 77382	Regional Vice President	None
L	James P. Toomey	Vice President	None
I	Christopher E. Trede	Vice President	None
	George F. Truesdail 400 Abbotsford Court Charlotte, NC 28270	Senior Vice President	None
	Scott W. Ursin-Smith 103 E. Blithedale Avenue, Suite 1 Mill Valley, CA 94941	Senior Vice President	None
S	Cindy Vaquiax	Assistant Vice President	None
	J. David Viale 39 Old Course Drive Newport Beach, CA 92660	Vice President	None
D	Bradley J. Vogt	Director	None
L	A. Jordan Wallens 1501 Maple Avenue, #602 Evanston, IL 60201	Regional Vice President	None
	Thomas E. Warren 119 Faubel St. Sarasota, FL 34242	Vice President	None
L	J. Kelly Webb	Senior Vice President	None
	Gregory J. Weimer 206 Hardwood Drive Venetia, PA 15367	Director, Senior Vice President	None
B	Timothy W. Weiss	Director	None
SF	Gregory W. Wendt	Director	None
	George J. Wenzel 261 Barden Road Bloomfield Hills, MI 48304	Vice President	None
	Brian E. Whalen 4072 Yellow Ginger Glen Norcross, GA 30092	Regional Vice President	None
L	N. Dexter Williams, Jr.	Senior Vice President	None
L	Alan J. Wilson	Director	None
	Andrew L. Wilson 11163 Rich Meadow Drive Great Falls, VA 22066	Vice President	None
	Steven C. Wilson 7529 Summit Ridge Road Middleton, WI 53562	Regional Vice President	None
	Timothy J. Wilson 501 Valley Brook Road, Suite 204 McMurray, PA 15317	Vice President	None
B	Laura L. Wimberly	Vice President	None
	Marshall D. Wingo Promenade Two, 25th Floor 1230 Peachtree Street, N.E. Atlanta, GA 30309	Director, Senior Vice President	None
	Kurt A. Wuestenberg 975 Arboretum Drive Saline, MI 48176	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
	Jason P. Young 11141 Whitetail Lane Olathe, KS 66061	Regional Vice President	None
	Jonathan A. Young 2145 Hickory Forrest Chesapeake, VA 23322	Regional Vice President	None
	Scott D. Zambon 2178 Pieper Lane Tustin, CA 92782	Regional Vice President	None
__________
L	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
B	Business Address, 135 South State College Boulevard, Brea, CA 92821
S	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

(c) None

Item 28. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian,  .

Item 29. Management Services

None

Item 30. Undertakings

n/a
SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 13th day of November, 2006.

.	AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC

ATTEST:

Steven I. Koszalka, Secretary	Michael J. Downer, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 13, 2006 by the following persons in the capacities indicated.

Signature	Title

Michael J. Downer	Chairman

Steven I. Koszalka	Secretary